Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 992
Interest expense	(26)		€ 9
Net defined benefit liability (asset) at end of period	4,332	€ 992
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	25,688	26,297
Interest expense	479	565
Administrative expenses and interest on asset ceiling	(21)	(26)
Settlements	(42)	(15)
Total	416	524
Return on plan assets, excluding amounts included in interest income	853	2,476
Total	853	2,476
Translation differences	1,834	(2,012)
Employer contribution	79	99
Contributions from plan participants	98	121
Benefits paid	(1,709)	(1,813)
Other	(130)	(4)
Total	171	(3,609)
Net defined benefit liability (asset) at end of period	27,128	25,688	26,297
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,404
Net defined benefit liability (asset) at end of period	6,095	3,404
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	19,869	20,560
Interest expense	411	480
Administrative expenses and interest on asset ceiling	(16)	(19)
Total	395	461
Return on plan assets, excluding amounts included in interest income	760	2,227
Total	760	2,227
Translation differences	1,625	(1,832)
Employer contribution	25	26
Benefits paid	(1,343)	(1,401)
Section 420 Transfer	(348)	(160)
Other	4	(12)
Total	(37)	(3,379)
Net defined benefit liability (asset) at end of period	20,987	19,869	20,560
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,580)
Net defined benefit liability (asset) at end of period	(1,256)	(1,580)
United States Post-retirement benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	459	464
Interest expense	12	8
Total	12	8
Return on plan assets, excluding amounts included in interest income	47	16
Total	47	16
Translation differences	50	(41)
Employer contribution	(6)	6
Contributions from plan participants	71	92
Benefits paid	(219)	(260)
Section 420 Transfer	348	160
Other	(3)	14
Total	241	(29)
Net defined benefit liability (asset) at end of period	759	459	464
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(832)
Net defined benefit liability (asset) at end of period	(507)	(832)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,360	5,273
Interest expense	56	77
Administrative expenses and interest on asset ceiling	(5)	(7)
Settlements	(42)	(15)
Total	9	55
Return on plan assets, excluding amounts included in interest income	46	233
Total	46	233
Translation differences	159	(139)
Employer contribution	60	67
Contributions from plan participants	27	29
Benefits paid	(147)	(152)
Other	(131)	(6)
Total	(33)	(201)
Net defined benefit liability (asset) at end of period	€ 5,382	€ 5,360	€ 5,273